November 30, 2009

Summary

Prospectus

Legg Mason

Capital

Management

Value Trust, Inc.

Class : Ticker Symbol

A: LGVAX
C: LMVTX
FI: LMVFX
I: LMNVX
R: LMVRX
R1

Before you invest, you may want to review the fund’s Prospectus, which contains more information about the fund and its risks. You can find the fund’s Prospectus and other information about the fund, including the fund’s statement of additional information and shareholder report, online at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund). You can also get this information at no cost by calling Fund Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432 or by sending an e-mail request to prospectus@leggmason.com, or from your financial intermediary. The fund’s Prospectus dated August 1, 2009, as amended November 30, 2009, the fund’s statement of additional information, dated August 1, 2009, as supplemented September 18, 2009, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated March 31, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Investment objective

Long-term growth of capital.

Fees and expenses of the fund

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in the fund’s Prospectus on page 16 under the heading “How to Invest” and in the fund’s statement of additional information (“SAI”) on page 30 under the heading “Sales Charge Waivers and Reductions.”

Shareholder fees (paid directly from your investment) (%)
	Class A	Class C	Class FI	Class I	Class R	Class R1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	0.95	None	None	None	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)[1] (%)
	Class A	Class C	Class FI	Class I	Class R	Class R1
Management fees	0.65	0.65	0.65	0.65	0.65	0.65
Distribution and/or service (12b-1) fees	0.25	0.95	0.25[2]	None	0.50[2]	1.00
Other expenses[3]	0.16	0.12	0.16	0.09	0.21	0.26
Total annual fund operating expenses	1.06	1.72	1.06	0.74	1.36	1.91

[1]	The expense information in the table has been restated to reflect current fees.
[2]

The 12b-1 fee shown in the table reflects the amount at which the Board of Directors (the “Board”) has currently limited payments under the fund’s Class FI and R Distribution Plans. Pursuant to the Distribution Plans, the Board may authorize payment of up to 0.40% and 0.75% of the fund’s Class FI and R shares’ average net assets, respectively, without shareholder approval.

[3]

“Other expenses” for Class A and R1 are based on estimated amounts for the current fiscal year. For Class C, FI, I and R shares, “Other expenses” have been revised to reflect the imposition of and/or scheduled increases in recordkeeping fees with respect to each class.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated
•	Your investment has a 5% return each year and the fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period) ($)	677	893	1,126	1,795
Class C (with redemption at end of period)	270	542	934	2,030
Class C (without redemption at end of period)	175	542	934	2,030
Class FI (with or without redemption at end of period)	108	337	584	1,293
Class I (with or without redemption at end of period)	76	237	412	919
Class R (with or without redemption at end of period)	138	431	745	1,636
Class R1 (with or without redemption at end of period)	194	600	1,031	2,232

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21.50% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in equity securities that, in the adviser’s opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser’s assessment of their intrinsic value. The adviser takes a long-term approach to investing, and the fund’s portfolio turnover tends to be lower than the average equity mutual fund. The fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The fund may also invest in debt securities. The fund may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as “junk bonds,” and unrated securities judged by the adviser to be below investment grade.

*  *  *

Legg Mason Capital Management Value Trust, Inc. was formerly known as Legg Mason Value Trust, Inc.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. In addition, the market prices of fixed income securities held by the fund may go down when interest rates rise. A rise in rates tends to have a greater impact on the price of longer term or duration fixed income securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. Because these events are unprecedented, it is difficult to predict their magnitude or duration. The fund may experience a substantial or complete loss on any individual security.

Value style risk. The prices of securities the adviser believes are undervalued may not appreciate as anticipated or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the quality, value or market trends affecting a particular security, industry or sector, or about market movements, is incorrect.

Industry and issuer concentration risk. The fund may invest a larger portion of its assets in certain industries than do many mutual funds, and thus will be more susceptible to negative events affecting those industries. The fund also tends to invest in a smaller number of stocks than do many mutual funds. As a result, changes in the value of individual stocks may have a significant impact on your investment.

Small and mid-sized company risk. The fund may invest in small- or mid-sized companies. Such companies may be more at risk than larger companies because, among other things, they may have limited product lines, operating history, or market or financial resources, or because they may depend on limited management groups. Securities of smaller companies may be more volatile, especially in the short term, and may have limited liquidity.

Foreign securities risk. The fund may invest in foreign securities. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also may affect the value of these securities. Risks are greater for investments in emerging markets.

Credit risk. The market prices of fixed-income securities held by the fund may go down if an issuer or guarantor of a security or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines. Junk bonds have a higher risk of issuer default, tend to be less liquid and may be more difficult to value. Subordinated securities will be disproportionately affected by a default or downgrade.

Call risk. Many fixed income securities provide that the issuer may repay them early. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

Special risks of companies undergoing reorganization or restructuring. Investing in companies undergoing reorganization or restructuring involves special risks including that the transaction may not be completed on the terms or time frame contemplated, it may be difficult to obtain information on the financial condition of such companies, the issuer’s management may be addressing a type of situation with which it has little experience, and the fact that the market prices of such securities are subject to above-average price volatility.

Convertible securities. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail in the fund’s Prospectus or in the SAI. Please note there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its objective.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

No performance information is presented for Class A and Class R1 shares because Class A and Class R1 shares were outstanding for less than a full calendar year as of December 31, 2008. The returns for Class A and Class R1 shares would differ from those of other classes’ shares to the extent those classes bear different expenses.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Total returns (before taxes) (%)

Best quarter (06/30/2003): 25.47 Worst quarter (12/31/2008): (28.97) The year-to-date return as of the most recent calendar quarter, which ended 6/30/2009, was 13.98.

Average annual total returns (for periods ended December 31, 2008) (%)
	1 year	5 years	10 years	Since inception	Inception date
Class C
Return before taxes	(55.45)	(12.13)	(4.21)
Return after taxes on distributions	(55.90)	(12.54)	(4.93)
Return after taxes on distributions and sale of fund shares	(34.83)	(9.42)	(3.13)
Other Classes (Return before taxes only)
Class FI	(54.77)	(11.56)	N/A	(5.93)	3/23/01
Class I	(54.61)	(11.26)	(3.25)
Class R	(54.89)	N/A	N/A	(35.01)	12/28/06
S&P 500 Index	(37.00)	(2.19)	(1.38)

Management

Investment manager: Legg Mason Capital Management, Inc.

Portfolio managers: Bill Miller, CFA, has been the portfolio manager for the fund since 1982 and has had primary responsibility for the day-to-day management of the fund since 1990. Mary Chris Gay was appointed assistant portfolio manager for the fund in March 2006. Ms. Gay provides the portfolio manager with research and investment assistance.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investment ($)
	Class A	Class C	Class FI	Class I	Class R	Class R1
General	1,000/50	1,000/50	N/A	N/A	N/A	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	None/None	N/A	N/A
Retirement Plans with omnibus accounts held on the books of the fund	None/None	None/None	None/None	None/None	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	N/A
Institutional Investors	1,000/50	1,000/50	1 million/None	1 million/None	N/A	N/A

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone (Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432) or by mail (Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504).

Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

©2009 Legg Mason Investor Services, LLC, member FINRA, SIPC, Legg Mason Investor Services, LLC and Legg Mason Capital Management, Inc. are subsidiaries of Legg Mason, Inc.

LMF-001SP 08/2009